Net Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Net Loss per Share [Line Items]
NET LOSS PER SHARE

NOTE 15 — NET LOSS PER SHARE

Basic net loss per share of Class A common stock is computed by dividing net loss attributable to Class A common stockholders from March 13, 2024, or the Closing Date, to December 31, 2024, by the weighted-average number of shares of Class A common stock outstanding for the same periods.

Diluted net loss per share is the same as basic net loss per share as the inclusion of potentially issuable shares that would be anti-dilutive.

Prior to the ESGEN Business Combination, the membership structure of Sunergy Renewables, LLC included membership units. In conjunction with the closing of the ESGEN Business Combination, the Company effectuated a recapitalization whereby all membership units were converted to common units of OpCo and the Company implemented a revised class structure including Class A Common Stock having one vote per share and economic rights, and Class V Common Stock having one vote per share and no economic rights. Shares of the Company’s Class V Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. The basic and diluted net income per share for the year ended December 31, 2024 represents only the period of March 13, 2024 to December 31, 2024.

The following table presents the computation of the basic and diluted income per share of Class A Common Stock for the three months ended March 31, 2025 and the period of March 13, 2024 (the Closing Date) to December 31, 2024:

	Three months ended March 31, 2025	The period of March 13, 2024 to March 31, 2024
Numerator
Net income attributable to Class A common shareholders	$(6,361,265)	$(1,722,607)
Denominator
Basic and diluted weighted-average shares of Class A common stock outstanding	13,252,964	994,345

Net income per share of Class A common stock – basic and diluted	$(0.48)	$(1.73)

The following table presents potentially dilutive securities, as of the end of the period, excluded from the computation of diluted net earnings per share of Class A Common Stock.

	Three months ended March 31, 2025	The period of March 13, 2024 to March 31, 2024
Warrants(1)	13,800,000	13,800,000
Series A Preferred Stock(2)	1,500,000	1,500,000
Convertible promissory notes(3)	1,851,852	—

____________

(1)      Represents number of instruments outstanding at the end of the period that were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive.

(2)      Represents number of Preferred Units outstanding at the end of the period that were excluded using the if-converted method.

(3)      Represents number of shares that would be issued to settle the convertible promissory note as of the end of the period

NOTE 16 — NET LOSS PER SHARE

Basic net loss per share of Class A common stock is computed by dividing net loss attributable to Class A common stockholders from March 13, 2024, or the Closing Date, to December 31, 2024, by the weighted-average number of shares of Class A common stock outstanding for the same periods.

Diluted net loss per share is the same as basic net loss per share as the inclusion of potentially issuable shares that would be anti-dilutive.

Prior to the ESGEN Business Combination, the membership structure of Sunergy Renewables, LLC included membership units. In conjunction with the closing of the ESGEN Business Combination, the Company effectuated a recapitalization whereby all membership units were converted to common units of OpCo and the Company implemented a revised class structure including Class A Common Stock having one vote per share and economic rights, and Class V Common Stock having one vote per share and no economic rights. Shares of the Company’s Class V Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. The basic and diluted net income per share for the year ended December 31, 2024 represents only the period of March 13, 2024 to December 31, 2024.

The following table presents the computation of the basic and diluted income per share of Class A Common Stock for the period of March 13, 2024 (the Closing Date) to December 31, 2024:

Year ended December 31, 2024
Numerator
Net income attributable to Class A common shareholders	$(2,668,889)
Denominator
Basic and diluted weighted-average shares of Class A common stock outstanding	5,546,925

Net income per share of Class A common stock – basic and diluted	$(0.48)

The following table presents potentially dilutive securities, as of the end of the period, excluded from the computation of diluted net earnings per share of Class A Common Stock.

Year ended December 31, 2024
Warrants(1)	13,800,000
Series A Preferred Stock(2)	1,500,000
Convertible promissory notes(3)	1,851,852

____________

(1)      Represents number of instruments outstanding at the end of the period that were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive.

(2)      Represents number of Preferred Units outstanding at the end of the period that were excluded using the if-converted method.

(3)      Represents number of shares that would be issued to settle the convertible promissory note as of the end of the period

Heliogen, Inc. [Member]
Net Loss per Share [Line Items]
NET LOSS PER SHARE

Note 8 — Earnings (Loss) per Share

The calculation of basic and diluted earnings (loss) per share (“EPS”) were as follows:

	Three Months Ended March 31,
$ in thousands, except share and per share data	2025	2024
Numerator:
Net loss	$(6,359)	$(15,225)
Denominator:
Weighted-average common shares outstanding	6,099,299	5,952,672
Weighted-average impact of warrants(1)	70,788	68,320
Denominator for basic EPS – weighted-average shares	6,170,087	6,020,992
Effect of dilutive securities	—	—
Denominator for diluted EPS – weighted-average shares	6,170,087	6,020,992

EPS – Basic and Diluted	$(1.03)	$(2.53)

____________

(1)      Warrants that have a $0.35 exercise price per common share are assumed to be exercised when vested because common shares issued for little consideration upon exercise are included in outstanding shares for the purposes of computing basic and diluted EPS.

The following securities were excluded from the calculation of EPS as their impact would be anti-dilutive:

	Three Months Ended March 31,
	2025	2024
Stock options	136,351	184,254
Shares issuable under the employee stock purchase plan	11,225	10,149
Unvested restricted stock units	362,591	278,242
Unvested warrants	63,037	64,530
Vested warrants	244,762	244,762

Note 11 — Earnings (Loss) per Share

The calculation of basic and diluted EPS were as follows:

$ in thousands, except share and per share data	Year Ended December 31,
	2024	2023
Numerator:
Net income (loss)	$32,547	$(129,598)
Denominator:
Weighted-average common shares outstanding	6,001,949	5,754,037
Weighted-average impact of warrants(1)	69,581	68,352
Denominator for basic EPS – weighted-average shares	6,071,530	5,822,389
Effect of dilutive securities	159,710	—
Denominator for diluted EPS – weighted-average shares	6,231,240	5,822,389

EPS – Basic	$5.36	$(22.26)
EPS – Diluted	$5.22	$(22.26)

____________

(1)      Warrants that have a $0.35 exercise price per common share are assumed to be exercised when vested because common shares issued for little consideration upon exercise are included in outstanding shares for the purposes of computing basic and diluted EPS.

The following securities were excluded from the calculation of EPS as their impact would be anti-dilutive:

	Year Ended December 31,
	2024	2023
Stock options	162,927	204,394
Shares issuable under the employee stock purchase plan	—	11,371
Unvested restricted stock units	89,860	339,287
Unvested warrants	—	59,540
Vested warrants	244,762	244,762